                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number: ______
        This Amendment (Check only one):       [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Claymore Advisors, LLC
Address: 2455 Corporate West Drive
         Lisle, IL 60532

Form 13F File Number:  28-11097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements and schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anne S. Kochevar
Title:   Chief Compliance Officer
Phone:   630-505-3700

     /s/ Anne S. Kochevar              Lisle, Illinois           April 25, 2005
------------------------------   ----------------------------   ----------------
         [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-06700                   Dreman Value Management, LLC
28-04041                   Thompson, Siegel & Walmsley, Inc.
28-10986                   Madison Asset Management, LLC
28-05030                   Fiduciary Asset Management, LLC
28-05049                   Advent Capital Management, LLC

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         19

Form 13F Information Value Total:               9,495.18 (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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FORM 13F - INFORMATION TABLE                                           3/31/2005

------------------------------------------------------------------------------------------------------------------------------------
                                                        Market
                                            CUSIP       Value                                Investment  Other
Name of Issuer             Title of Class   Number    (x$1,000)   Amount & Type of Security  Discretion Managers  Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                Shares or SH(Shares) or         Sole,
                                                                Princial  PRN(Principal Put/   Defined
                                                                  Amount    Account)    Call   or Other           Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                     COM       037411105 $   478.51    7,815        SH              Sole                           7,815
America Movil S A DE C V   SPON ADR L SHS  02364W105 $   473.43    9,175        SH              Sole                           9,175
Burlington Res. Inc.             COM       122014103 $   567.79   11,340        SH              Sole                          11,340
Cooper Inds. Ltd.                CLA       G24182100 $   427.33    5,975        SH              Sole                           5,975
Edwards Lifesciences Corp.       COM       28176E108 $   497.25   11,505        SH              Sole                          11,505
Florida Rock Inds. Inc.          COM       341140101 $   517.62    8,800        SH              Sole                           8,800
Fortune Brands Inc.              COM       349631101 $   522.72    6,483        SH              Sole                           6,483
Four Seasons Hotels Inc.     LTD VTG SH    35100E104 $   410.41    5,805        SH              Sole                           5,805
General Maritime Corp.           SHS       Y2692M103 $   523.39   10,805        SH              Sole                          10,805
Nucor Corp.                      COM       670346105 $   617.04   10,720        SH              Sole                          10,720
Oshkosh Truck Corp.              COM       688239201 $   598.12    7,295        SH              Sole                           7,295
Quest Diagnostics Inc.           COM       74834L100 $   523.02    4,975        SH              Sole                           4,975
Rockwell Automation Inc.         COM       773903109 $   525.90    9,285        SH              Sole                           9,285
Stancorp Finl. Group Inc.        COM       852891100 $   491.72    5,800        SH              Sole                           5,800
Sunoco Inc.                      COM       86764P109 $   577.64    5,580        SH              Sole                           5,580
Toro Co.                         COM       891092108 $   782.78    8,845        SH              Sole                           8,845
UntitedHealth Group Inc.         COM       91324P102 $   527.93    5,535        SH              Sole                           5,535
United Technologies Corp.        COM       913017109 $   432.56    4,255        SH              Sole                           4,255
Waters Corp.                     COM       941848103 $   349.31    9,760        SH              Sole                           9,760
                                             TOTAL   $ 9,495.18